Right-of-Use Asset and Lease Liabilities - Maturities of finance lease liabilities (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Right-of-Use Asset and Lease Liabilities
2026	$ 46,305	$ 63,760
2027	53,656	53,656
2028	48,257	48,257
Total lease payments	148,218	165,673
Less: imputed interest	(14,763)	(19,417)
Total lease obligations	133,455	146,256
Less: current obligations	(50,251)	(51,401)	$ (63,759)
Finance lease liabilities, Non-current	$ 83,204	$ 94,855	$ 131,009